Finance Income and Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income and expenses [abstract]
Interest income	¥ 443,661	¥ 268,379	¥ 133,484
Net foreign exchange gain	0	0	3,818
Finance income	443,661	268,379	137,302
Interest on bank and other borrowings	(84,425)	(55,188)	(56,080)
Less: amounts capitalized on qualifying assets	5,179	804	2,463
Net interest expense	(79,246)	(54,384)	(53,617)
Net foreign exchange loss	(27,003)	(6,663)	0
Finance expenses	(106,249)	(61,047)	(53,617)
Finance income - net	¥ 337,412	¥ 207,332	¥ 83,685